Financial Instruments - Financial derivatives (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total Assets (notes 2 and 11)	€ 39,659	€ 5,306
Total Liabilities (notes 21 and 30)	(4,736)	(875)
Financial liabilities	4,736	875
Cross currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	205,000,000
Financial assets	3,216
Cross currency interest rate swap | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	500,000,000	500,000,000
Notional amount assets	205,000,000
Financial assets	35,296	5,306
Financial liabilities	(3,990)
Foreign exchange rate forward
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	15,300,000
Financial liabilities	(6)
Foreign exchange rate forward | US Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	23,720,000
Notional amount assets	60,000,000
Financial assets	104
Financial liabilities	(594)
Foreign exchange rate forward | Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	5,500,000
Financial assets	71
Foreign exchange rate forward | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	4,416,667
Notional amount assets	8,000,001	51,000,000
Financial assets	165
Financial liabilities	(145)	€ (875)
Foreign exchange rate forward | Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	27,100,000
Financial assets	805
Embedded derivative | Euro
Disclosure of detailed information about financial instruments [line items]
Notional amount assets	160,000,000
Notional amount assets	65,000,000
Financial assets	2
Financial liabilities	€ (1)